Total
Virtus Convertible Fund
Virtus Convertible Fund
Investment Objective
The fund seeks maximum total return, consisting of capital appreciation and current income.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 74 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 113 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Convertible Fund	Class A Shares	Class C Shares		Institutional Class Shares	Class P Shares	Administrative Class Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Convertible Fund		Class A Shares	Class C Shares	Institutional Class Shares	Class P Shares	Administrative Class Shares	Class R6 Shares
Management Fees		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none	0.25%	none
Other Expenses		0.27%	0.25%	0.26%	0.26%	0.34%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.10%	1.83%	0.84%	0.84%	1.17%	0.84%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.09%)	(0.12%)	(0.12%)	(0.23%)	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	0.97%	1.74%	0.72%	0.72%	0.94%	0.63%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.96% for Class A Shares, 1.73% for Class C Shares, 0.71% for Institutional Class Shares, 0.71% for Class P Shares, 0.62% for Class R6 Shares and 0.93% for Administrative Class Shares through February 1, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus Convertible Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class P Shares	Administrative Class Shares	Class R6 Shares
1 Year	$ 644	$ 277	$ 74	$ 74	$ 96	$ 64
3 Years	868	567	256	256	349	247
5 Years	1,111	982	454	454	621	445
10 Years	$ 1,805	$ 2,141	$ 1,026	$ 1,026	$ 1,400	$ 1,018

Expense Example, No Redemption - Virtus Convertible Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class P Shares	Administrative Class Shares	Class R6 Shares
1 Year	$ 644	$ 177	$ 74	$ 74	$ 96	$ 64
3 Years	868	567	256	256	349	247
5 Years	1,111	982	454	454	621	445
10 Years	$ 1,805	$ 2,141	$ 1,026	$ 1,026	$ 1,400	$ 1,018

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities (such as warrants or options) that provide an opportunity for equity participation. The fund may also invest a portion of its assets in contingent convertible securities (“CoCos”), which are a form of hybrid security that generally either converts into equity or has its principal written down at the election of investors and upon the occurrence of certain pre-specified triggering events.

For purposes of this policy, the fund may also gain exposure to convertible securities through derivatives or other “synthetic” means. The fund may invest in securities of any size market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The fund may also invest up to 20% of its net assets in nonconvertible debt securities rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities. The portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate analysis. Under normal market conditions, the portfolio managers seek to invest in securities that can participate in the upside of the underlying equity and provide downside protection from the bond. In addition to gaining “synthetic” exposure to convertible securities through derivatives as outlined above, the fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below (in alphabetical order after the first nine risks).

> Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Issuer Risk. The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

> Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

> Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

> Counterparty Risk. There is risk that a party upon whom the fund relies to complete a transaction will default.

> Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

> Call Risk. A fixed-income security may be redeemed before maturity (“called”) below its current market price, and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

> Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> High-Yield Fixed Income Securities (Junk Bonds) Risk. High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

> Allocation Risk. If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

> Contingent Convertible Securities Risk. Contingent convertible securities (“CoCos”) are subject to greater levels of credit and liquidity risk than fixed income securities generally. They may rank junior to other creditors in the event of a liquidation or other bankruptcy-related event and become further subordinated as a result of conversion from debt to equity.

> Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

> Debt Instruments Risk. Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

> Focused Investment Risk. To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.

> Leverage Risk. When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

> Liquidity Risk. Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

> Portfolio Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> U.S. Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Class R6 shares have not had a full calendar year of operations; therefore, performance information for Class R6 Shares is not shown here. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Institutional Class Shares

Best Quarter:	2020, Q2:	26.25%	Worst Quarter:	2022, Q2:	-15.22%

Average Annual Total Returns
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Convertible Fund	Label	1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes	(23.29%)	10.15%	9.89%
Class C Shares	Return Before Taxes	(19.45%)	10.56%	9.70%
Institutional Class Shares	Return Before Taxes	(18.64%)	11.69%	10.83%
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	(19.06%)	8.13%	7.53%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.95%)	8.08%	7.54%
Class P Shares	Return Before Taxes	(18.62%)	11.68%	10.79%
Administrative Class Shares	Return Before Taxes	(18.78%)	11.44%	10.58%
ICE BofA US Convertibles Index	ICE BofA US Convertibles Index (reflects no deduction for fees, expenses or taxes)	(18.71%)	9.29%	10.01%

The ICE BofA US Convertibles Index tracks the performance of publicly issued US dollar denominated convertible securities of U.S. companies. The index is calculated on a total return basis. The index is unmanaged and is not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.